Company and Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
Note 1. Company and Nature of Business
Description of Business
Joby Aero, Inc. (the Company) was incorporated in Delaware on November 21, 2016. The Company is headquartered in Santa Cruz, California. The Company is a vertically integrated electric mobility company that is building a fully electric vertical takeoff and landing (“eVTOL”) optimized passenger aircraft to be used by the Company to deliver air transportation as a service.
Merger with RTP
On August 10, 2021, the Company completed a merger with Reinvent Technology Partners (“RTP”), a special purpose acquisition company, whereby a subsidiary of RTP merged with the Company, with the Company surviving the Merger as a wholly owned subsidiary of RTP (“Merger”). Immediately after the Merger RTP was renamed to Joby Aviation, Inc (“Joby Aviation”).
The Merger is expected to be accounted for as a reverse recapitalization, whereby RTP is expected to be treated as the acquiree. Accordingly, the financial statements of Joby Aviation will represent a continuation of the financial statements of the Company, with the Merger being treated as the equivalent of the Company issuing stock for the net assets of RTP, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded, net assets of RTP being presented at historical costs. Operations prior to the Merger will be presented as those of the Company.
As a result of and upon the closing of the Merger, all outstanding shares of the Company’s capital stock, shares of the Company’s common stock reserved in respect of all outstanding options to purchase shares of the Company’s common stock, and all outstanding restricted shares of the Company’s common stock, all outstanding as of immediately prior to the Merger, were cancelled in exchange for the right to receive, or the reservation of, shares of Joby Aviation common stock (at a deemed value of $10.00 per share) or, as applicable, shares underlying awards based on Joby Aviation common stock, representing a fully-diluted pre-transaction equity value of the Company of $5.0 billion per the Merger Agreement. The outstanding shares of Company’s capital stock were determined after giving effect to the exercise in full of all outstanding warrants to purchase the Company’s capital stock and conversion of outstanding convertible note issued to Uber (see Note 4), in accordance with their terms immediately prior to the effective time of the Merger.
Significant Risks and Uncertainties
Management expects losses and negative cash flows to continue for the foreseeable future, primarily as a result of continued research and development efforts. The Company intends to fund research and development efforts through equity and debt issuances. In 2020, the Company received $70.5 million in gross proceeds from additional issuances of Series C Preferred Stock. In January 2021 the Company received $75.0 million in gross proceeds from issuance of a convertible promissory note. Failure to raise additional funding or generate sufficient positive cash flows from operations in the longer term could have a material adverse effect on the Company’s ability to achieve its intended business objectives.
The Company operates in a dynamic high-technology industry. The Company is subject to a number of risks, including the Company’s ability to attract and retain employees necessary to support its growth; market acceptance of the Company’s offerings; an evolving regulatory environment, advances and trends in new technologies and industry standards litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; and the ability to obtain future financing.
The Company’s foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing income tax and other laws, possible limitations on foreign investment and income repatriation, government pricing or foreign exchange controls, and restrictions on currency exchange.
In March 2020, the World Health Organization declared the coronavirus disease 2019
(“COVID-19”)
outbreak a global pandemic recommending containment measures worldwide. To comply with the recommended containment measures, the Company implemented alternative work arrangements for its employees and limited its employees’ travel activities to protect its employees and to comply with the provisions described within the local shelter in place order. Although some of the governmental restrictions have since been lifted or scaled back, recent and future surges of
COVID-19
may result in restrictions being
re-implemented
by the government in effort to reduce the spread of
COVID-19.
The ultimate impact of the
COVID-19
pandemic on the Company’s operations is unknown and will depend on future developments which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the
COVID-19
outbreak, the status of health and safety actions taken to contain its spread and any additional preventative and protective actions that governments, or the Company, may direct, any resurgence of
COVID-19
that may occur and how quickly and to what extent economic and operating conditions normalize within the markets in which the Company operates. The
COVID-19
pandemic could disrupt the operations of the Company’s third-party manufacturers and other suppliers. The Company cannot predict how long the pandemic and measures intended to contain the spread of
COVID-19
will continue and what effect
COVID-19
and the associated containment measures will have on its suppliers and vendors, in particular for any of the Company’s suppliers and vendors that may not qualify as essential businesses and suffer more significant disruptions to their business operations. The Company is working closely with its manufacturing partners and suppliers to help ensure the Company is able to continue its research and development activities necessary to complete the development of its eVTOL and commence delivery of its services.

Note 1. Company and Nature of Business
Description of Business
Joby Aero, Inc. (the Company) was incorporated in Delaware on November 21, 2016. The Company is headquartered in Santa Cruz, California. The Company’s wholly-owned subsidiaries are Joby Motors, LLC, a Delaware Limited Liability Company, and Joby Metal Shenzhen Co., Ltd. (Joby Metal), located in Shenzhen, China, and Joby Germany GmbH (Joby Germany), located in Unterhaching, Germany. The Company is an electric mobility company that is building a fully electric vertical takeoff and landing (“eVTOL”) passenger aircraft optimized to deliver air transportation as a service.
Significant Risks and Uncertainties
Management expects losses and negative cash flows to continue for the foreseeable future, primarily as a result of continued research and development efforts. The Company intends to fund research and development efforts through equity and debt issuances. In 2019, the Company issued convertible promissory notes to its stockholders for total gross amount of $11.2 million and received $454.5 million in gross proceeds from issuance of Series C redeemable convertible preferred stock (Series C Preferred Stock). In 2020, the Company received $70.5 million in gross proceeds from additional issuances of Series C Preferred Stock. Failure to raise additional funding or generate sufficient positive cash flows from operations in the longer term could have a material adverse effect on the Company’s ability to achieve its intended business objectives.
The Company participates in a dynamic high-technology industry. The Company is subject to a number of risks, including an evolving regulatory environment, the ability to obtain future financing, advances and trends in new technologies and industry standards; market acceptance of the Company’s offerings; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.
Operations outside the United States include Joby Metal and Joby Germany. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing income tax laws, possible limitations on foreign investment and income repatriation, government pricing or foreign exchange controls, and restrictions on currency exchange.
On March 11, 2020, the World Health Organization declared the coronavirus disease 2019
(“COVID-19”)
outbreak a global pandemic recommending containment measures worldwide. To comply with the recommended containment measures, the Company implemented alternative work arrangements for its employees and limited its employees’ travel activities to protect its employees and to comply with the provisions described within the local shelter in place order. Although some of the governmental restrictions have since been lifted or scaled back, recent and future surges of
COVID-19
may result in restrictions being
re-implemented
in response to efforts to reduce the spread of
COVID-19.
The ultimate impact of the
COVID-19
pandemic on the Company’s operations is unknown and will depend on future developments which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the
COVID-19
outbreak, the status of health and safety actions taken to contain its spread and any additional preventative and protective actions that governments, or the Company, may direct, any resurgence of
COVID-19
that may occur and how quickly and to what extent economic and operating conditions normalize within the markets in which the Company operates. The
COVID-19
pandemic could disrupt the operations of the Company’s third-party manufacturers and other suppliers. Although the Company has not experienced disruptions in its supply chain to date, it cannot predict how long the pandemic and measures intended to contain the spread of
COVID-19
will continue and what effect
COVID-19
and the associated
containment measures will have on our suppliers and vendors, in particular for any of the Company’s suppliers and vendors that may not qualify as essential businesses and suffer more significant disruptions to their business operations. The Company is working closely with its manufacturing partners and suppliers to help ensure the Company is able to continue its research and development activities necessary to complete the development of its eVTOL and commence delivery of its services.